OPERATING LEASES - Rental Income (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) suezmax_tanker_vessel_type	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 large_range_2Tanker_vessel_type	Dec. 31, 2020 very_large_crude_carrier
Lessor, Lease, Description [Line Items]
Vessels on fixed rate time charter				1	2
Trafigura
Lessor, Lease, Description [Line Items]
Time charter revenue, profit sharing	$ 0	$ 6,300,000
Assets Under Sale and Purchase Agreement | Trafigura
Lessor, Lease, Description [Line Items]
Duration of time charter	3 years
Time charter, daily rate, revenue	$ 28,400
Percentage of third party charter revenues to be received as profit share income	50.00%
Assets Under Sale and Purchase Agreement | Vessels Chartered To Trafigura
Lessor, Lease, Description [Line Items]
Number of vessels chartered out | suezmax_tanker_vessel_type	5
Assets Under Sale and Purchase Agreement | Vessels Chartered To Trafigura | Trafigura
Lessor, Lease, Description [Line Items]
Vessels on fixed rate time charter | suezmax_tanker_vessel_type	5
Assets leased to others
Lessor, Lease, Description [Line Items]
Vessels, gross	$ 328,000,000		$ 509,500,000
Accumulated depreciation	$ 15,100,000		$ 49,400,000